CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2015
CONVERTIBLE SENIOR NOTES.
CONVERTIBLE SENIOR NOTES

11.CONVERTIBLE SENIOR NOTES

4.0% Convertible Senior Notes due 2013

On July 23, 2008, the Company issued $138 million of 4% Convertible Senior Notes (the “4.0% Notes Due 2013”). The 4.0% Notes Due 2013 matured on July 15, 2013 and bear interest at a rate of 4.00% per annum, payable in arrears semi-annually on January 15 and July 15, beginning January 15, 2009.  The 4.0% Notes Due 2013 was paid off as of July 15, 2013.

Holders of the 4.0% Notes Due 2013 have the option to convert their 4.0% Notes Due 2013 at any time prior to the close of business on the second business day immediately preceding the maturity date. The 4.0% Notes Due 2013 can be converted into the Company’s American Depositary Shares (“ADSs”), each representing 50 ordinary shares of the Company, par value $0.00001 per share, at an initial conversion rate of 59.0318 of the Company’s ADSs per $1,000 principal amount of 4.0% Notes Due 2013 (equivalent to an initial conversion price of $16.94 per ADS). The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occur prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption.

The holders may require the Company to repurchase all or portion of the 4.0% Notes Due 2013 for cash on July 15, 2011, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. In the event of default, as defined in the agreement, the holders of 25% or more of the Notes may immediately require the Company to redeem the Notes and associated interest. In August 2011, the 4.0% Notes Due 2013 with an aggregate principal amount of $320,000 were redeemed and the July 15, 2011 redemption right of the remaining Notes expired.

Proceeds to the Company were $132,392,740, net of issuance costs of $5,607,260, which were amortized over the period from July 23, 2008, the date of issuance, to July 15, 2011, the earliest redemption date, using the effective interest method.

3.5% Convertible Senior Notes due 2019

In June 2014, the Company issued $172,500,000 in aggregate principal amount of convertible senior notes due June 2019 (the “3.5% Notes Due 2019”). The 3.5% Notes Due 2019 bear interest at a rate of 3.5% per year, payable semiannually in arrears on June 15 and December 15 of each year, beginning on December 15, 2014. The 3.5% Notes Due 2019 mature on June 15, 2019, unless earlier redeemed, repurchased or converted.

Holders of the 3.5% Notes Due 2019 have the option to convert their 3.5% Notes Due 2019 at any time prior to the close of business on the second business day immediately preceding the maturity date. The 3.5% Notes Due 2019 can be converted into the Company’s American Depositary Shares (“ADSs”), each representing 50 ordinary shares of the Company, par value $0.00001 per share, at an initial conversion rate of 69.9301 of the Company’s ADSs per $1,000 principal amount of 3.5% Notes Due 2019 (equivalent to an initial conversion price of $14.30 per ADS). The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occur prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption.

Holders of the 3.5% Notes Due 2019 have the right to require the Company to repurchase for cash all or part of their 3.5% Notes Due 2019 on June 15, 2017 (“the repurchase date”) at a repurchase price equal to 100% of the principal amount of the 3.5% Notes Due 2019 to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. In addition, if the Company undergoes a fundamental change, holders may require the Company to repurchase for cash all or part of their notes at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

The 3.5% Notes Due 2019 are the Company’s senior unsecured obligations and rank equally with all of its existing and future senior unsecured indebtedness, which are effectively subordinated to all of the Company’s existing and future secured indebtedness and all existing and future liabilities of the Company’s subsidiaries, including trade payables.

In accordance with FASB ASC Topic 815-15 and Topic 470-20, the Company recorded the 3.5% Notes Due 2019 as a liability in their entirety, as the Company determined that the conversion feature and any other embedded feature did not need to be bifurcated and accounted for separately.

The net proceeds from the 3.5% Notes Due 2019 offering were $167,310,648, after deducting debt issuance costs of $5,189,352. Debt issuance costs are recorded as deferred assets and amortized as interest expenses, using the effective interest method, to June 15, 2017, the repurchase date. Amortization expense for the issuance costs were $826,079 and $1,715,779 for the year ended December 31, 2014 and 2015, respectively.  As of December 31, 2014 and 2015, the unamortized amount of the issuance costs were $4,363,273 and $2,647,494, respectively.

In connection with the offering, the Company also used $52,311,578 of the net proceeds from the offering to purchase the zero-strike call options (the “Call Options”), covering 4,755,598 ADSs, with affiliates of the initial purchasers. The Call Options are intended to facilitate privately negotiated transactions by which investors in the 3.5% Notes Due 2019 will hedge their investment in the related notes. The default settlement method for the Call Options is share settlement, but the Company may elect cash settlement in some cases pursuant to the terms of the Call Options. In accordance with ASC Topic 815-40, the Call Options are accounted as a prepaid forward to purchase the Company’s own shares and are classified in permanent equity at its fair value at inception, and presented as a reduction to equity in the consolidated balance sheet. At inception, the fair value of the Call Options were $52,311,578. The shares underlying the Call Options are included in the basic and diluted EPS calculation.

4.0% Convertible Senior Notes due 2019

In October 2014, the Company issued $115,000,000 in aggregate principal amount of convertible senior notes due 2019 (the “4.0% Notes Due 2019”). The 4.0% Notes Due 2019 mature on October 15, 2019 and bear interest at a rate of 4.0% per annum, payable in arrears semi-annually on October 15 and April 15, beginning April 15, 2015.

Holders of the 4.0% Notes Due 2019 have the option to convert their 4.0% Notes Due 2019 at any time prior to the close of business on the second business day immediately preceding the maturity date. The 4.0% Notes Due 2019 can be converted into the Company’s ADSs at an initial conversion rate of 68.0851 of the Company’s ADSs per $1,000 principal amount of 4.0% Notes Due 2019 (equivalent to an initial conversion price of $14.69 per ADS). The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occur prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption.

Holders of the 4.0% Notes Due 2019 have the right to require the Company to repurchase for cash all or part of their 4.0% Notes Due 2019 on October 15, 2017 at a repurchase price equal to 100% of the principal amount of the 4.0% Notes Due 2019 to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. In addition, if the Company undergoes a fundamental change, holders may require the Company to repurchase for cash all or part of their notes at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

The 4.0% Notes Due 2019 are the Company’s senior unsecured obligations and rank equally with all of its existing and future senior unsecured indebtedness, which are effectively subordinated to all of the Company’s existing and future secured indebtedness and all existing and future liabilities of the Company’s subsidiaries, including trade payables.

In accordance with FASB ASC Topic 815-15 and Topic 470-20, the Company recorded the 4.0% Notes Due 2019 as a liability in their entirety, as the Company determined that the conversion feature and any other embedded feature did not need to be bifurcated and accounted for separately.

The net proceeds from the 4.0% Notes Due 2019 offering were $111,484,886, after deducting debt issuance costs of $3,515,114. Debt issuance costs are recorded as deferred assets and amortized as interest expenses, using the effective interest method, to October 15, 2017, the repurchase date. Amortization expense for the issuance costs were $164,084 and $1,135,012 for the year ended December 31, 2014 and 2015, respectively.  As of December 31, 2014 and 2015, the unamortized amount of the issuance costs was $3,351,030 and $2,216,018, respectively.

Share Lending Arrangement

Concurrent with the offering of the 4.0% Notes Due 2019, the Company entered into share lending agreements with the affiliates of the initial purchasers of the 4.0% Notes Due 2019 (“ADS Borrowers”), pursuant to which the Company lent to the ADS Borrowers 391,489,250 ordinary shares (the “Loaned Shares”)  at a price equal to par, or $0.00001 per share  (“Share Lending Arrangement”). The purpose of the Share Lending Arrangement is to facilitate privately negotiated transactions in which the ultimate holders of the 4.0% Notes Due 2019 may elect to hedge their investment in the related notes. As of December 31, 2014 and 2015, the outstanding number of Loaned Shares was 391,489,250 and 391,489,250, respectively.

The Loaned Shares must be returned to the Company by the earliest of (a) the maturity date of the 4.0% Notes Due 2019, October 15, 2019, (b) upon the Company’s election to terminate the Share Lending Agreement at any time after the later of (x) the date on which the entire principal amount of the 4.0% Notes Due 2019 ceases to be outstanding, and (y) the date on which the entire principal amount of any additional convertible securities that the Company has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Company is not required to make any payment to the initial purchasers or ADS Borrower upon the return of the Loaned Shares. The ADS Borrowers do not have the choice or option to pay cash in exchange for the return of the Loaned Shares.

No collateral is required to be posted for the Loaned Share. The initial purchasers are required to remit to the Company any dividends paid to the holders of the Loaned Shares. An ADS Borrower has the ability to vote without restriction. However, the ADS Borrowers have agreed not to vote on the Loaned Shares.

In accordance with FASB ASC Sub-topic 470-20, the Company has accounted for the Share Lending Agreement at fair value and recognized it as an issuance cost associated with the convertible debt offering. As a result, additional debt issuance costs of $3,092,580 were recorded on the issuance date with a corresponding increase to additional paid-in capital. The debt issuance costs are amortized to October 15, 2017, the repurchase date, using the effective interest method. Amortization expense for the issuance costs were $140,984 and $999,721 for the year ended December 31, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the unamortized amount of the issuance costs associated with the Share Lending Arrangement was $2,951,596 and $1,951,875, respectively, and the fair value of the Share Lending Agreement was $3,092,580 and $ 1,939,820, respectively.

In accordance with ASC Topic 470-20, although legally issued, the Loaned Shares are excluded from basic and diluted earnings per share unless default of the Share-Lending Arrangement occurs, at which time the Loaned Shares would be included in the basic and diluted earnings per share calculation. As of December 31, 2014 and 2015, it is not probable that the ADS Borrower or the counterparty to the Share-Lending Arrangement will default.